Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 5,618,669	$ 5,703,798
R&D reimbursement receivable		237,834
Prepaid expenses and other current assets	167,143	5,384
Deferred financing costs, net of accumulated amortization		252,248
Total current assets	5,785,812	6,199,264
Property and equipment, net of accumulated depreciation	3,010	1,233
TOTAL ASSETS	5,788,822	6,200,497
Current liabilities:
Accounts payable and accrued expenses	897,044	644,511
Accounts payable and accrued expenses - related party	31,185
Note payable	140,000
Convertible notes payable, net of unamortized discount		124,363
Derivative liabilities	3,574,958	4,439,613
Total current liabilities	4,643,187	5,208,487
Commitments and contingencies
Stockholders' equity:
Preferred stock, shares $0.01 par value
Common stock, $0.01 par value, 100,000,000 shares authorized; 21,391,665 and 13,664,802 shares issued and outstanding, respectively	213,916	136,648
Additional paid in capital	56,675,182	48,237,620
Deficit accumulated during the development stage	(55,743,463)	(47,382,258)
Total shareholders' equity	(1,145,635)	992,010
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,788,822	$ 6,200,497